September 16, 2010

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Form N-14 for the Calvert Capital Accumulation Fund, a series of Calvert World Values Fund, Inc. (File No. 333-169081)

Ladies and Gentlemen:

Transmitted electronically herewith on behalf of the Registrant is Pre-Effective Amendment #2 to the Form N-14 for the Calvert Small Cap Value Fund, a series of Calvert Impact Fund, Inc., pursuant to Rules 488 and 145 under the Securities Act of 1933, as amended (the "1933 Act"). The purpose of this amendment is to transmit the executed Exhibits to the Part C.

Please feel free to contact me at 301-951-4858 with any questions about this filing.

Truly yours,

/s/ Ivy Wafford Duke
Deputy General Counsel

cc:     Valerie J. Lithotomos, Division of Investment Management